Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Disaggregate Revenue

For the years ended December 31, 2025, 2024 and 2023, the Company disaggregate revenue into three revenue streams, consisting of In-App Purchases services, In-App Advertising services and content licensing business, as follows:

	For the Years Ended December 31,
	2025	2024	2023
Membership and top-up streaming services	$21,620,200	$31,586,800	$-
Online advertising services	2,616,500	3,698,500	-
Content licensing business	1,868,900	898,700	-
	$26,105,600	$36,184,000	$-

Schedule of Revenues by Primary Geographical Markets

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the years ended December 31, 2025 and 2024.

	For the year ended December 31, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$6,522,600	$8,917,800	$5,022,500	$1,157,300	$21,620,200
Online advertising services	-	2,616,500	-	-	2,616,500
Content licensing	-	1,868,900	-	-	1,868,900
Total	$6,522,600	$13,403,200	$5,022,500	$1,157,300	$26,105,600

	For the year ended December 31, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$13,427,900	$11,645,300	$4,399,700	$2,113,900	$31,586,800
Online advertising services	-	3,698,500	-	-	3,698,500
Content licensing	-	898,700	-	-	898,700
Total	$13,427,900	$16,242,500	$4,399,700	$2,113,900	$36,184,000